HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042       HV-5795 - PremierSolutions Standard (Series A)

333-72042       HV-6779 - PremierSolutions Standard (Series A-II)

333-151805     HV-6776 - Premier InnovationsSM

333-151805     HV-6778 - Premier InnovationsSM (Series II)

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Supplement dated June 27, 2016 to your Prospectus

1.         SUB-ADVISER CHANGE

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND – CLASS A

Effective on or about July 1, 2016, Eaton Vance Management will replace OrbiMed Advisors LLC as the investment adviser of the Eaton Vance Worldwide Health Sciences Fund. Additionally, Eaton Vance Management (International) Limited and OrbiMed Advisors LLC will serve as sub-advisers to the Eaton Vance Worldwide Health Sciences Fund.

2.         FUND OPENING

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC. - CLASS A

On or about July 15, 2016, the Prudential Jennison Mid-Cap Growth Fund Sub-Account will reopen to investors.  All references in the Prospectus to the fund being closed are deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.